LAND USE RIGHTS, NET	12 Months Ended
Feb. 29, 2024
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.           LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2023	2024
Land use rights	$207,657	$214,722
Less: accumulated amortization	(15,985)	(20,748)

Add: foreign exchange difference	2,206	(4,925)

Land use rights, net	$193,878	$189,049

Amortization expense for land use rights for the years ended February 28, 2022, 2023 and February 29, 2024, were $4,600, $4,256 and $4,763, respectively. The Group expects to recognize $4,218 in amortization expense for each of the next five years and $167,959 thereafter.